Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Raw materials and consumables used	$ (1,463,472)	$ (1,189,728)	$ (856,300)
Third-party services	(545,292)	(467,071)	(407,695)
Depreciation and amortization	(287,069)	(258,711)	(243,925)
Employee benefit expenses	(259,548)	(223,115)	(213,865)
Others	(84,204)	(69,240)	(50,966)
Total	(2,639,585)	$ (2,207,865)	$ (1,772,751)
Expenses By Nature Cost Of Sales [Member]
IfrsStatementLineItems [Line Items]
Raw materials and consumables used	(1,463,472)
Third-party services	(449,373)
Depreciation and amortization	(282,968)
Employee benefit expenses	(182,609)
Others	(16,758)
Total	(2,395,180)
Expenses By Nature Selling General And Administrative [Member]
IfrsStatementLineItems [Line Items]
Raw materials and consumables used
Third-party services	(30,878)
Depreciation and amortization	(4,064)
Employee benefit expenses	(58,909)
Others	(51,692)
Total	(145,543)
Expenses By Nature Mineral Exploration And Project Development [Member]
IfrsStatementLineItems [Line Items]
Raw materials and consumables used
Third-party services	(65,041)
Depreciation and amortization	(37)
Employee benefit expenses	(18,030)
Others	(15,754)
Total	$ (98,862)